Intangible Assets, Net - Schedule of Intangible Assets, Net (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets amortisation expense	¥ 230,501	¥ 65,714	¥ 25,875